Employee compensation - Schedule of Employee Compensation Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 32,966	$ 31,839	$ 107,042	$ 97,093
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	5,075	4,901	16,291	14,951
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,557	4,677	15,379	13,759
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	15,283	13,823	45,425	42,548
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 8,051	$ 8,438	$ 29,947	$ 25,835